Retirement benefits obligations	12 Months Ended
Dec. 31, 2020
Retirement benefits obligations
Retirement benefits obligations

20. Retirement benefit obligations

Apart from the social security plans fixed by the law, the Group sponsors an independent pension plan. The Group has contracted with Swiss Life for the provision of occupational benefits. All benefits in accordance with the regulations are reinsured in their entirety with Swiss Life within the framework of the corresponding contract. This pension solution fully reinsures the risks of disability, death and longevity with Swiss Life. Swiss Life invests the vested pension capital and provides a 100% capital and interest guarantee. The pension plan is entitled to an annual bonus from Swiss Life comprising the effective savings, risk and cost results. Although, as is the case with many Swiss pension plans, the amount of ultimate pension benefit is not defined, certain legal obligations of the plan create constructive obligations on the employer to pay further contributions to fund an eventual deficit; this results in the plan nevertheless being accounted for as a defined benefit plan. All employees are covered by this plan, which is a defined benefit plan. Retirement benefits are based on contributions, computed as a percentage of salary, adjusted for the age of the employee and shared approximately 46% / 54% by employee and employer. In addition to retirement benefits, the plans provide death and long‑term disability benefits to its employees. Liabilities and assets are revised every year by an independent actuary. Assets are held in the insurance company. In accordance with IAS 19 (revised), plan assets have been estimated at fair market values and liabilities have been calculated according to the “projected unit credit” method. The Group recorded a pension benefit charge in 2020 of CHF 220,559 (respectively CHF 296,247 in 2019 and CHF 118,926 in 2018) as part of staff costs.

Employment benefit obligations

The amounts recognized in the balance sheet are determined as follows:

	2020	2019
Defined benefit obligation	(9,406,967)	(8,583,214)
Fair value of plan assets	7,714,430	7,101,476
Funded status	(1,692,537)	(1,481,738)

The amounts recognized in the statement of comprehensive loss are as follows:

	2020	2019	2018
Current service cost	(315,727)	(286,515)	(115,146)
Past service cost	102,764	—	—
Interest cost	(21,799)	(81,829)	(37,903)
Interest income	14,203	72,097	34,123
Company pension amount (note 18)	(220,559)	(296,247)	(118,926)

The conversion rates have changed as at January 1, 2020, which has led to a positive past service cost during the year 2020.

The movements in the defined benefit obligations during the year are as follows:

	2020	2019
Defined benefit obligation at beginning of year	(8,583,214)	(7,060,278)
Current service cost	(315,727)	(286,515)
Past service cost	102,764	—
Interest cost	(21,799)	(81,829)
Employee contributions	(205,085)	(166,150)
Actuarial loss arising from changes in financial assumptions	—	(875,960)
Actuarial gain arising from changes in demographic assumptions	—	91,212
Actuarial loss on experience adjustment	(208,572)	(263,491)
Benefits paid/ (deposited)	(175,334)	59,797
Defined benefit obligations at end of year	(9,406,967)	(8,583,214)

The movements in the fair value of plan assets during the year are as follows:

	2020	2019
Fair value of plan assets at beginning of year	7,101,476	6,420,927
Interest income	14,203	72,097
Employee contributions	205,085	166,150
Employer contributions	243,289	199,715
Plan assets gain/(loss)	(24,957)	302,384
Benefits (paid)/ deposited	175,334	(59,797)
Fair value of plan assets at end of year	7,714,430	7,101,476

As of the date of the preparation of these consolidated financial statements, the 2020 annual report of the pension fund has not yet been issued, and therefore the detailed structures and assets held at December 31, 2020, are not currently available for presentation. However, the detailed assets held at December 31, 2019, which were reported to the Group on May 19, 2020 by its plan administrator, are as follows:

December 31,
2019
Cash	1.52%
Bonds	56.35%
Equity instruments	12.52%
Real estate	20.29%
Mortgages	8.18%
Others	1.14%
Total	100.00%

The principal actuarial assumptions used were as follows:

	December 31, 2020	December 31, 2019
Discount rate	0.20%	0.20%
Mortality tables	BVG2015 GT	BVG2015 GT
Salary growth rate	1.00%	1.00%
Pension growth rate	0.00%	0.00%

The following sensitivity analysis shows the impact of increasing or decreasing certain assumptions on the defined benefit obligation of the Swiss pension plan:

•	0.25% increase or decrease in the discount rate would lead to a decrease of 4.36% (2019: 4.47%) or an increase of 5.06% (2019: 5.22%) in the defined benefit obligation.
•	0.25% increase or decrease in the interest rate on retirement savings capital would lead to an increase of 0.63% (2019 : 0.59%) or a decrease of 0.59% (2019 : 0.53%) in the defined benefit obligation.
•	0.25% increase or decrease in salaries would lead to an increase of 0.03% (2019 : 0.03%) or a decrease of 0.02% (2019: 0.02%) in the defined benefit obligation; and
•	+/‑1 year in the life expectancy would lead to an increase of 1.85% (2019: 1.86%) or a decrease of 1.92% (2019: 1.92%) in the defined benefit obligation.

The discount rate and life expectancy were identified as significant actuarial assumptions for the Swiss pension plan.

The above sensitivity analyses are based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligations to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as that used in calculating the pension liability recorded on consolidated balance sheets.

The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

The estimated employer contributions to pension plans for the financial year 2021 amount to CHF 245,000. The following table shows the funding of the defined benefit pensions and actuarial adjustments on plan liabilities:

	2020	2019
Present value of defined benefit obligation	(9,406,967)	(8,583,214)
Fair value of plan assets	7,714,430	7,101,476
Deficit in the plan	(1,692,537)	(1,481,738)
Experience adjustment	(208,572)	(1,048,239)
Actuarial gain/(loss) on plan assets	(24,957)	302,384

The following table shows the estimated benefit payments for the next ten years where the number of employees remains constant:

2021	351,000
2022	342,000
2023	336,000
2024	716,000
2025	313,000
2026‑2030	1,572,000